UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BNP/Cooper Neff Advisors, Inc.
Address: 555 Croton Road, 4th Floor
         King of Prussia, PA  19406

13F File Number:  28-17790

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathy Beckett
Title:    Chief Financial Officer
Phone:    610-491-1596
Signature, Place, and Date of Signing:
    Cathy Beckett
    King of Prussia, PA
    July 27, 2000


Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]        13F NOTICE.  (Check here if no holdings reported are in
            this report, and all holdings are reported by other reporting manager(s).)

[  ]        13F COMBINATION REPORT.  (Check here if a portion of the
            holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:

  **NONE**


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   75

Form 13F Information Table Value Total:   136891



List of Other Included Managers:

 No.  13F File Number     Name
 **NONE**

Manager: BNP/Cooper Neff Advisors, Inc.         Period End Date: June 30, 2000                                      Page 1 of 2

            ITEM 1                   ITEM 2         ITEM 3    ITEM 4        ITEM 5        ITEM 6  ITEM 7          ITEM 8
------------------------------ ------------------ --------- --------- ------------------ ------- -------- ---------------------
                                                              Value    Shrs or  SH/ PUT/           Other
        Name of Issuer           Title of Class     CUSIP    (x$1000)  Prn Amt  PRN CALL Dscretn Managers    Sole   Shared None
------------------------------ ------------------ --------- --------- --------- --- ---- ------- -------- --------- ------ ----
ACT MFG INC 144A CONV BOND     BOND CV            000973AA5       538    438000 PRN        SOLE                   0      0    0
ADVANCED ENERGY IND NOTES      BOND CV            007973AA8       779    575000 PRN        SOLE                   0      0    0
AES TRUST III CONV PFD 6.75%   PFD CV             00808N202       537      7381 SH         SOLE                7381      0    0
AETHER SYSTEMS CONV SUB NOTES  BOND CV            00808VAA3       365    344000 PRN        SOLE                   0      0    0
AFFYMETRIX INC SUM NTS CONV    BOND CV            00826TAB4       797    537000 PRN        SOLE                   0      0    0
ALEXION PHARMACEUTICALS        BOND CV            015351AA7       423    500000 PRN        SOLE                   0      0    0
ALKMERES INC CONV SUB NOTES    BOND CV            01642TAB4       308    359000 PRN        SOLE                   0      0    0
ALLIED RISER CORP CONV 144A    BOND CV            019496AA6       342    328000 PRN        SOLE                   0      0    0
ALPHA WIND 2000-A LTD          COM                020990CS4     25063    250000 SH         SOLE              250000      0    0
ALPHA WIND 2000-A LTD          COM                020990DF1     25063    250000 SH         SOLE              250000      0    0
ALPHARMA INC CONV SUB NOTES    BOND CV            020813AB7      1133    516000 PRN        SOLE                   0      0    0
ANTEC CORP CONV SUB NOTES      BOND CV            03664PAB1       629    348000 PRN        SOLE                   0      0    0
BENCHMARK ELECTRONIC INC SUB N BOND CV            08160HAC5       439    406000 PRN        SOLE                   0      0    0
BIOVAIL INC 6.75% CONV PRFD ST PFD CV             09067J208       522      9662 SH         SOLE                9662      0    0
CALLAWAY GOLF CO               COM                131193104       168     10300 SH         SOLE               10300      0    0
CEPHALON INC 7.25% PFD CONV ST PFD CV             156708406       648      3812 SH         SOLE                3812      0    0
COMCAST CORP SUB DEBENTURES    PFD CV             200300507       712      6250 SH         SOLE                6250      0    0
CONEXANT SYSTEMS INC SUB NOTES BOND CV            207142AB6      1943    878000 PRN        SOLE                   0      0    0
COR THERAPEUTICS SER-144 A CON BOND CV            217753AC6      1008    719000 PRN        SOLE                   0      0    0
CORECOMM LIMITED SUB NOTES     BOND CV            21869NAC9       421    469000 PRN        SOLE                   0      0    0
CURAGEN CORP CONV 144A SUB DEB BOND CV            23126RAA9       194    250000 PRN        SOLE                   0      0    0
CUSEEME NETWORKS INC           COM                231629106       134     14700 SH         SOLE               14700      0    0
CV THERAPEUTICS CONV BOND      BOND CV            126667AA2       905    750000 PRN        SOLE                   0      0    0
DAISYTEK INTL CORP             COM                234053106       137     14500 SH         SOLE               14500      0    0
DOUBLECLICK INC CONV SUB NTS   BOND CV            258609AC0       744    688000 PRN        SOLE                   0      0    0
E TRADE GROUP INC CONV BOND SU BOND CV            269246AB0       768    843000 PRN        SOLE                   0      0    0
EMMIS COMMUNICATION CORP SERIE PFD CV             291525202       401      6712 SH         SOLE                6712      0    0
ENTERCOM COMM 6.25% DUE 9/30/2 PFD CV             29363P104       642     10269 SH         SOLE               10269      0    0
GENERAL SEMICONUCTOR CONV SUB  BOND CV            370787AB9       570    508000 PRN        SOLE                   0      0    0
GETTY IMAGES INC 144A CONV BD  BOND CV            374276AD5       187    223000 PRN        SOLE                   0      0    0
GLOBAL CROSSING CONV PFD STK   PFD CV             G3921A126       358      4603 SH         SOLE                4603      0    0
GLOBAL CROSSING LTD 6.75% CONV PFD CV             G3921A134       496      2256 SH         SOLE                2256      0    0
HALYARD RE B.V                 COM                40650PAA1     50000    500000 SH         SOLE              500000      0    0
HANOVER COMPRESS CONV PFD STK  PFD CV             41076M302       213      1881 SH         SOLE                1881      0    0
HERCULES TRST II 6.50% UNIT DU COM                427098306       274       497 SH         SOLE                 497      0    0
HOOPER HOLMES INC              COM                439104100       166     20700 SH         SOLE               20700      0    0
HUTCHINSON TECH INC CONV SUB N BOND CV            448407AC0       204    282000 PRN        SOLE                   0      0    0
I2 TECHNOLOGIES INC CORP BNDS  BOND CV            465754AF6       654    422000 PRN        SOLE                   0      0    0
IMCLONE SYSTEMS 144A CONV BOND BOND CV            45245WAA7       694    781000 PRN        SOLE                   0      0    0
INCYTE PHARMA INC CONV SUB BON BOND CV            45337CAA0       393    469000 PRN        SOLE                   0      0    0
INHALE THERAPEUTIC SYSTEMS INC BOND CV            457191AD6      1053    734000 PRN        SOLE                   0      0    0
INTERLIANT INC CONV SUB NOTES  BOND CV            458742AA1       228    343000 PRN        SOLE                   0      0    0
INVITROGEN CORP SERIES 144A    BOND CV            46185RAA8       758    716000 PRN        SOLE                   0      0    0
ITC DELTACOM INC CONV SUB NOTE BOND CV            45031TAK0       213    211000 PRN        SOLE                   0      0    0
KULICKE AND SOFFA IND. INC SER BOND CV            501242AE1       568    390000 PRN        SOLE                   0      0    0
LAMAR ADVERTISING CO NOTES     BOND CV            512815AF8       535    479000 PRN        SOLE                   0      0    0
LATTICE SEMICONDUCTOR          BOND CV            518415AC8       284    158000 PRN        SOLE                   0      0    0
LORAL SPACE & COMM SER-D CONV  PFD CV             G56462305       298     12156 SH         SOLE               12156      0    0
MAIL.COM INC 144A CONV BOND    BOND CV            560311AA0       115    250000 PRN        SOLE                   0      0    0
MAY & SPEH INC CONV SUB NOTES  BOND CV            577777AA3       488    336000 PRN        SOLE                   0      0    0
MCLEODUSA INC SER A CONV PREFD PFD CV             582266201      1353      2431 SH         SOLE                2431      0    0
MILLENNIUM PHARMACEUTICAL      BOND CV            599902AB9       327    219000 PRN        SOLE                   0      0    0
MODEM MEDIA INC CL A           COM                607533106       129     10400 SH         SOLE               10400      0    0

Manager: BNP/Cooper Neff Advisors, Inc.         Period End Date: June 30, 2000                                      Page 2 of 2

            ITEM 1                   ITEM 2         ITEM 3    ITEM 4        ITEM 5        ITEM 6  ITEM 7          ITEM 8
------------------------------ ------------------ --------- --------- ------------------ ------- -------- ---------------------
                                                              Value    Shrs or  SH/ PUT/           Other
        Name of Issuer           Title of Class     CUSIP    (x$1000)  Prn Amt  PRN CALL Dscretn Managers    Sole   Shared None
------------------------------ ------------------ --------- --------- --------- --- ---- ------- -------- --------- ------ ----
NATIONAL AUSTRALIA BANK EXCH C PFD CV             632525309       342     12050 SH         SOLE               12050      0    0
NORSAT INTERNATIONAL INC       COM                656512100       120     14200 SH         SOLE               14200      0    0
PAN AMERICAN BEVERAGE INC      COM                P74823108       170     11400 SH         SOLE               11400      0    0
PEGASUS COM 6.50% CONV PFD STK PFD CV             705904506       284      3075 SH         SOLE                3075      0    0
PIONEER STANDARD ELECTRO       PFD CV             723879300       460      8633 SH         SOLE                8633      0    0
PRIMUS TELECOMM GROUP SERIES 1 BOND CV            741929AK9       170    238000 PRN        SOLE                   0      0    0
PROTEIN DESIGN LABS INC.  CONV BOND CV            74369LAA1       864    688000 PRN        SOLE                   0      0    0
RELIANT ENERGY INTO TWX ZENS ( PFD CV             75952J207       431      5750 SH         SOLE                5750      0    0
SAFEGUARD SCIENTIFICS          BOND CV            786449AE8       956    651000 PRN        SOLE                   0      0    0
SAGA SYSTEMS INC               COM                786610105       128     10300 SH         SOLE               10300      0    0
SANMINA CORP SUB NOTES         BOND CV            800907AB3      1040    514000 PRN        SOLE                   0      0    0
SEALED AIR CORP PRFD CONV STK  PFD CV             81211K209       375      7481 SH         SOLE                7481      0    0
SEPRACOR INC CONV 144A         BOND CV            817315AJ3      1012    688000 PRN        SOLE                   0      0    0
SOVEREIGN BANCORP INC PFD INCO PFD CV             845905306       269      5846 SH         SOLE                5846      0    0
TEKELEC INC SUB NOTES          BOND CV            879101AC7      1125    406000 PRN        SOLE                   0      0    0
TELEFONOS DE MEXICO S.A.       BOND CV            879403AD5       800    594000 PRN        SOLE                   0      0    0
UNIFY CORP                     COM                904743101        94     11000 SH         SOLE               11000      0    0
UNITED RENTALS TRUST I         PFD CV             91136H306       222      7848 SH         SOLE                7848      0    0
UNITEDGLOBALCOM INC 7.00% SER  PFD CV             913247805       446      9747 SH         SOLE                9747      0    0
USINTERNETWORKIN INC SUB NOTES BOND CV            917311AH5      1030    734000 PRN        SOLE                   0      0    0
XCEED INC                      COM                98388N105       130     14200 SH         SOLE               14200      0    0
ZI CORPORATION                 COM                988918108        99     10700 SH         SOLE               10700      0    0